Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Dialysis services	€ 12,447,092	€ 11,420,415
Care Coordination	1,425,127	1,843,874
Health care services	13,872,219	13,264,289	€ 14,531,636
Dialysis products	3,528,506	3,208,821
Non-dialysis products	75,830	73,763
Health care products	3,604,336	3,282,584	3,251,936
Total	17,476,555	16,546,873	€ 17,783,572
Revenue from contracts with customers
Revenue
Dialysis services	12,447,092	11,420,415
Care Coordination	1,176,227	1,622,862
Health care services	13,623,319	13,043,277
Dialysis products	3,402,987	3,115,753
Non-dialysis products	75,830	73,763
Health care products	3,478,817	3,189,516
Total	17,102,136	16,232,793
Other revenue
Revenue
Care Coordination	248,900	221,012
Health care services	248,900	221,012
Dialysis products	125,519	93,068
Health care products	125,519	93,068
Total	€ 374,419	€ 314,080